Equity - Distributions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Dividends recognised as distributions to owners	$ 0	$ 887,571
Dividends paid, ordinary shares	5,400
Dividends paid to owners	5,000
Dividends to non-controlling interest	$ 5,095